AB Growth Fund

Portfolio of Investments

October 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Information Technology – 30.2%
Communications Equipment – 0.6%
Arista Networks, Inc.(a)	34,290	$7,163,181

Electronic Equipment, Instruments & Components – 4.6%
Cognex Corp.	205,590	13,548,381
Dolby Laboratories, Inc. - Class A	188,870	14,180,360
IPG Photonics Corp.(a)	105,220	19,566,711
Novanta, Inc.(a)	124,720	13,559,558

		60,855,010

IT Services – 6.6%
PayPal Holdings, Inc.(a)	179,980	33,499,678
Visa, Inc. - Class A(b)	296,878	53,945,701

		87,445,379

Semiconductors & Semiconductor Equipment – 7.7%
ASML Holding NV ADR	37,610	13,585,108
NVIDIA Corp.	32,820	16,454,635
QUALCOMM, Inc.	280,420	34,592,611
Xilinx, Inc.	312,342	37,071,872

		101,704,226

Software – 10.7%
Adobe, Inc.(a)	60,180	26,906,478
Aspen Technology, Inc.(a)	133,810	14,693,676
CyberArk Software Ltd.(a)	124,650	12,359,047
Fair Isaac Corp.(a)	31,340	12,268,043
Fortinet, Inc.(a)	139,430	15,388,889
Manhattan Associates, Inc.(a)	183,280	15,670,440
Paycom Software, Inc.(a)	33,910	12,346,292
Slack Technologies, Inc. - Class A(a) (b)	137,910	3,527,738
Splunk, Inc.(a)	74,500	14,753,980
Tyler Technologies, Inc.(a)	35,170	13,518,645

		141,433,228

		398,601,024

Health Care – 22.8%
Biotechnology – 4.7%
Neurocrine Biosciences, Inc.(a)	143,340	14,143,358
Regeneron Pharmaceuticals, Inc.(a)	37,630	20,454,163
Vertex Pharmaceuticals, Inc.(a)	130,730	27,238,902

		61,836,423

Health Care Equipment & Supplies – 11.4%
ABIOMED, Inc.(a)	51,100	12,871,068
Align Technology, Inc.(a)	65,500	27,908,240
Edwards Lifesciences Corp.(a)	308,170	22,092,707
IDEXX Laboratories, Inc.(a)	20,154	8,561,822
Insulet Corp.(a)	49,170	10,928,033

Company	Shares	U.S. $ Value

Intuitive Surgical, Inc.(a)	53,423	$35,637,415
iRhythm Technologies, Inc.(a)	80,830	17,091,503
Penumbra, Inc.(a) (b)	59,890	15,633,087

		150,723,875

Health Care Providers & Services – 2.9%
UnitedHealth Group, Inc.	127,270	38,835,168

Health Care Technology – 1.2%
Veeva Systems, Inc. - Class A(a)	58,490	15,795,225

Life Sciences Tools & Services – 0.7%
Illumina, Inc.(a)	31,140	9,114,678

Pharmaceuticals – 1.9%
Zoetis, Inc.	160,840	25,501,182

		301,806,551

Communication Services – 16.7%
Entertainment – 4.2%
Electronic Arts, Inc.(a)	270,062	32,361,529
Take-Two Interactive Software, Inc.(a)	154,130	23,877,820

		56,239,349

Interactive Media & Services – 12.5%
Alphabet, Inc. - Class C(a)	61,496	99,685,631
Cargurus, Inc.(a) (b)	319,030	6,358,268
Facebook, Inc. - Class A(a)	223,550	58,818,240

		164,862,139

		221,101,488

Consumer Discretionary – 14.5%
Diversified Consumer Services – 0.8%
Bright Horizons Family Solutions, Inc.(a)	63,770	10,078,849

Hotels, Restaurants & Leisure – 1.6%
Domino’s Pizza, Inc.	37,900	14,338,328
Planet Fitness, Inc.(a)	116,860	6,926,292

		21,264,620

Internet & Direct Marketing Retail – 5.6%
Amazon.com, Inc.(a)	20,630	62,635,775
Etsy, Inc.(a)	89,480	10,879,873

		73,515,648

Specialty Retail – 4.2%
Burlington Stores, Inc.(a) (b)	40,410	7,822,568
Home Depot, Inc. (The)	110,200	29,391,442
National Vision Holdings, Inc.(a)	467,110	18,838,546

		56,052,556

Textiles, Apparel & Luxury Goods – 2.3%
NIKE, Inc. - Class B	256,830	30,840,146

		191,751,819

Company	Shares	U.S. $ Value

Consumer Staples – 5.9%
Beverages – 3.2%
Monster Beverage Corp.(a)	556,938	$42,644,743

Food & Staples Retailing – 2.7%
Costco Wholesale Corp.	99,950	35,744,119

		78,388,862

Industrials – 4.7%
Building Products – 1.7%
Allegion PLC	136,240	13,419,640
Trex Co., Inc.(a) (b)	137,320	9,549,233

		22,968,873

Commercial Services & Supplies – 1.3%
Copart, Inc.(a)	153,610	16,952,400

Industrial Conglomerates – 1.2%
Roper Technologies, Inc.	41,550	15,429,177

Machinery – 0.5%
IDEX Corp.	38,780	6,607,724

		61,958,174

Materials – 1.3%
Chemicals – 1.3%
Sherwin-Williams Co. (The)	24,860	17,103,183

Financials – 1.1%
Capital Markets – 1.1%
MarketAxess Holdings, Inc.	26,240	14,139,424

Total Common Stocks (cost $772,843,563)		1,284,850,525

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. - AB Government Money Market Portfolio - Class AB, 0.03%(c) (d) (e) (cost $36,077,381)	36,077,381	36,077,381

Total Investments – 99.9% (cost $808,920,944)(f)		1,320,927,906
Other assets less liabilities – 0.1%		1,418,778

Net Assets – 100.0%		$1,322,346,684

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)

As of October 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $517,939,815 and gross unrealized depreciation of investments was $(5,932,853), resulting in net unrealized appreciation of $512,006,962.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Growth Fund

October 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,284,850,525	$—	$—	$1,284,850,525
Short-Term Investments	36,077,381	—	—	36,077,381

Total Investments in Securities	1,320,927,906	—	—	1,320,927,906
Other Financial Instruments(b)	—	—	—	—

Total	$1,320,927,906	$—	$—	$1,320,927,906

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2020 is as follows:

Fund	Market Value 07/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$92,806	$24,829	$81,558	$36,077	$9